Condensed consolidated statements of financial position - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Other non-current assets		$ 193	$ 850	[1]
Derivative financial instruments	[1]		5,116
Vessels		2,464,098	2,509,283	[1]
Right-of-use assets		1,312
Total non-current assets		2,465,603	2,515,249	[1]
Current assets
Trade and other receivables		11,056	13,811	[1]
Inventories		3,223	3,379	[1]
Due from related parties		1,367	14,540	[1]
Prepayments and other current assets		2,874	1,245	[1]
Derivative financial instruments		1,391	4,615	[1]
Short-term investments		19,000	10,000	[1]
Cash and cash equivalents		69,009	133,370	[1]
Total current assets		107,920	180,960	[1]
Total assets		2,573,523	2,696,209	[1]
Partners' equity
Owners' capital	[1]		73,134
Common unitholders (45,448,993 units issued and outstanding as of December 31, 2018 and 47,555,403 units issued and outstanding as of June 30, 2019)		761,491	812,863	[1]
General partner (927,532 units issued and outstanding as of December 31, 2018 and 1,021,336 units issued and outstanding as of June 30, 2019)		14,349	13,289	[1]
Incentive distribution rights ("IDR")	[1]		5,176
Preference unitholders (5,750,000 Series A Preference Units, 4,600,000 Series B Preference Units and 4,000,000 Series C Preference Units issued and outstanding as of December 31, 2018 and June 30,2019)		347,889	348,331	[1]
Total partners' equity		1,123,729	1,252,793	[1],[2]
Current liabilities
Trade accounts payable		11,030	7,626	[1]
Due to related parties		3,872	2,623	[1]
Derivative financial instruments		2,183	1,253	[1]
Other payables and accruals		25,026	60,671	[1]
Borrowings-current portion		105,540	440,389	[1]
Lease liabilities-current portion		472
Total current liabilities		148,123	512,562	[1]
Non-current liabilities
Derivative financial instruments		8,526	3,543	[1]
Borrowings-non-current portion		1,290,969	925,411	[1]
Lease liabilities-non-current portion		651
Other non-current liabilities		1,525	1,900	[1]
Total non-current liabilities		1,301,671	930,854	[1]
Total partners' equity and liabilities		$ 2,573,523	$ 2,696,209	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog Ltd. (“GasLog”) (Note 1).
[2]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).